Shareholders' Equity - Additional Information (Details)					1 Months Ended						12 Months Ended
	Oct. 02, 2017 USD ($) $ / shares shares	Sep. 15, 2017 $ / shares shares	Jun. 27, 2017 USD ($) shares	Dec. 31, 2014 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Nov. 30, 2015 USD ($) Patient shares	Jun. 30, 2015 USD ($) shares	May 31, 2014 USD ($) shares	Nov. 30, 2013 USD ($) shares	Dec. 31, 2017 USD ($) Vote $ / shares	Dec. 31, 2017 £ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2018 shares	Sep. 12, 2017 £ / shares	Sep. 11, 2017 shares	Aug. 31, 2017 shares	Mar. 31, 2017 £ / shares shares	Dec. 31, 2016 £ / shares shares	Nov. 30, 2015 £ / shares	Jun. 30, 2015 £ / shares	May 31, 2014 £ / shares
Class Of Stock [Line Items]
Number of votes per ordinary shares | Vote											1
Dividends | $											$ 0
Ordinary shares, authorized												100,000,000								70,000,000
Ordinary shares, nominal value | £ / shares												£ 0.01				£ 0.01				£ 0.01
Ordinary shares, outstanding												28,904,714		8,693,625						12,545,314
Description of Distribution of assets on liquidation or return of capital											Under the amended and restated Articles of Association in effect at such time, in the event of a distribution of assets on liquidation or a return of capital, the surplus remaining after payment of the Company’s liabilities was to be applied first in paying to each holder of Class A ordinary shares an amount per share held equal to £1.00; second in paying to each holder of Class A, B and C ordinary shares an amount per share held equal to £0.40; third in paying to each holder of Class A, B, C and D ordinary shares an amount per share equal to £0.67366; fourth in paying to each holder of Class A, B, C, D and E ordinary shares an amount per share to the difference between $4.01648 per share and £2.07366 (calculated based on the exchange rate in effect as of the date of determination); and fifth in paying to each holder of Class A, B, C, D, E and F ordinary shares and remaining amounts on a pro rata basis.
Deferred shares, per share | £ / shares												£ 1.00
Proceeds of issuance of ordinary shares, net of issuance costs | $											$ 141,093,000		$ 11,317,000	$ 13,959,000
Shares issued reminder price per share | £ / shares																					£ 2.07366
Issuance of shares												28,904,714		8,693,625						12,545,314
Estimated fair value of tranche obligation liability | $									$ 4,200,000
Change in fair value of tranche obligation liability | $				$ 3,900,000			$ (4,300,000)							$ 4,333,000
Tranche Obligations
Class Of Stock [Line Items]
Ordinary shares, outstanding												0
Tranche Obligations | Scenario Forecast
Class Of Stock [Line Items]
Ordinary shares, outstanding															0
Tranche 2
Class Of Stock [Line Items]
Issuance of ordinary shares, shares							9,225,139
Amended 2013 Agreement | Tranche 3A and Tranche 3B
Class Of Stock [Line Items]
Price per share | £ / shares																					1.00
Amended 2013 Agreement | Tranche 1
Class Of Stock [Line Items]
Issuance of ordinary shares, shares							2,500,000
Amended 2013 Agreement | Tranche 2
Class Of Stock [Line Items]
Issuance of ordinary shares, shares							6,500,000
March 2017 Agreement
Class Of Stock [Line Items]
Termination date											2017-06
NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, nominal value | £ / shares																				£ 0.00001
IPO
Class Of Stock [Line Items]
Price per share | $ / shares		$ 14.00
Ordinary shares, outstanding		22,740,714
American Depositary Shares
Class Of Stock [Line Items]
Net proceeds after deducting underwriting discounts and commissions and estimated offering expenses | $	$ 77,400,000
American Depositary Shares | Nightstar Therapeutics Limited
Class Of Stock [Line Items]
Net proceeds after deducting underwriting discounts and commissions and estimated offering expenses | $	$ 2,900,000
American Depositary Shares | IPO
Class Of Stock [Line Items]
Issuance of ordinary shares, shares	6,164,000
Price per share | $ / shares	$ 14.00
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, outstanding														7,941,989						11,277,900
Distribution of assets on liquidation or a return of capital per share | £ / shares												£ 1.00
Issuance of shares														7,941,989						11,277,900
Class A Ordinary Shares | Tranche 3
Class Of Stock [Line Items]
Issuance of ordinary shares, shares							2,725,139
Price per share | £ / shares																					2.07366
Class A Ordinary Shares | Tranche 4
Class Of Stock [Line Items]
Issuance of ordinary shares, shares							2,725,139
Price per share | £ / shares																					2.07366
Class A Ordinary Shares | 2013 Agreement
Class Of Stock [Line Items]
Issuance of ordinary shares, shares										1,000,000
Proceeds of issuance of ordinary shares, net of issuance costs | $										$ 1,600,000
Equity issuance costs | $										$ 22,000
Class A Ordinary Shares | Amended 2013 Agreement | Tranche 2A
Class Of Stock [Line Items]
Issuance of ordinary shares, shares									6,000,000
Price per share | £ / shares																							£ 1.00
Proceeds of issuance of ordinary shares, net of issuance costs | $									$ 10,100,000
Class A Ordinary Shares | Amended 2013 Agreement | Tranche 2B
Class Of Stock [Line Items]
Issuance of ordinary shares, shares								1,000,000
Price per share | £ / shares																						£ 1.00
Proceeds of issuance of ordinary shares, net of issuance costs | $								$ 1,600,000
Class A Ordinary Shares | Amended 2013 Agreement | Tranche 3A and Tranche 3B
Class Of Stock [Line Items]
Issuance of ordinary shares, shares							9,000,000
Price per share | £ / shares																					1.00
Company commitment description											Lastly, the Company committed to issuing additional shares upon the completion of both (i) one or more patient studies that enrolled more than 15 patients, or such lesser amount may be agreed, with a one-year efficacy read-out that the investor determined justified the initiation of a pivotal trial and (ii) release of NSR-REP1 that the investor determined met the standard of commercial Good Manufacturing Practice (“cGMP”) as determined by the FDA and EMA (“Tranche 3A”). Further, shares could be issued in a final tranche upon the completion of a material event in the business plan for the Company for the period from completion of the Tranche 3A milestones until 12 months after the Company receives approval for NSR-REP1 in the United States (“Tranche 3B”).
Adjusted shares issued, price per share | £ / shares																					£ 1.40
Class A Ordinary Shares | Amended 2013 Agreement | Tranche 3A and Tranche 3B | Minimum
Class Of Stock [Line Items]
Number of patients | Patient							15
Class A Ordinary Shares | 2015 Agreement
Class Of Stock [Line Items]
Issuance of ordinary shares, shares						6,605,103	5,225,139
Proceeds of issuance of ordinary shares, net of issuance costs | $						$ 11,300,000	$ 12,500,000
Equity issuance costs | $							$ 139,000
Class A Ordinary Shares | March 2017 Agreement
Class Of Stock [Line Items]
Proceeds of issuance of ordinary shares, net of issuance costs | $			$ 18,800,000
Equity issuance costs | $			$ 50,000
Subscription of aggregate shares																			8,070,314
Issuance of shares			8,070,314
Class A Ordinary Shares | March 2017 Agreement | Common Stock Shares Subscriptions Price One
Class Of Stock [Line Items]
Subscription of aggregate shares																			1,846,071
Shares issued, price per share | £ / shares																			£ 1.00
Class A Ordinary Shares | March 2017 Agreement | Common Stock Shares Subscriptions Price Two
Class Of Stock [Line Items]
Subscription of aggregate shares																			6,224,243
Shares issued, price per share | £ / shares																			£ 2.0737
Class A Ordinary Shares | June 2017 Agreement
Class Of Stock [Line Items]
Issuance of ordinary shares, shares					11,203,837
Price per share | $ / shares					$ 4.01648
Proceeds of issuance of ordinary shares, net of issuance costs | $					$ 45,000,000
Stock issuance costs | $					$ 295,000
Class A Ordinary Shares | NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, authorized														50,000,000						50,000,000
Ordinary shares, outstanding																	41,604,393
Ordinary shares converted		0.5051
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, outstanding														57,127						57,127
Issuance of shares														57,127						57,127
Class B Ordinary Shares | NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, authorized														5,000,000						5,000,000
Ordinary shares, outstanding																	138,596
Ordinary shares converted		0.4122
Class C Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, outstanding														368,821						368,821
Issuance of shares														368,821						368,821
Class C Ordinary Shares | NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, authorized														5,000,000						5,000,000
Ordinary shares, outstanding																	699,282
Ordinary shares converted		0.4122
Class D Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, outstanding														199,560						199,560
Issuance of shares														199,560						199,560
Class D Ordinary Shares | NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, authorized														5,000,000						5,000,000
Ordinary shares, outstanding																	699,802
Ordinary shares converted		0.3751
Class E1 Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, outstanding																				209,064
Issuance of shares																				209,064
Class E1 Ordinary Shares | NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, outstanding																	969,520
Ordinary shares converted		0.3125
Class E2 Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, outstanding																				123,279
Issuance of shares																				123,279
Class E2 Ordinary Shares | NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, outstanding																	481,500
Ordinary shares converted		0.3125
Class E3 Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, outstanding																				90,155
Issuance of shares																				90,155
Class E3 Ordinary Shares | NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, outstanding																	464,500
Ordinary shares converted		0.3125
Class E4 Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, outstanding																				90,155
Issuance of shares																				90,155
Class E4 Ordinary Shares | NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, outstanding																	375,500
Ordinary shares converted		0.3125
Class F Ordinary Shares
Class Of Stock [Line Items]
Issuance of shares																		369,000
Class F Ordinary Shares | NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, authorized														5,000,000						5,000,000
Ordinary shares, outstanding																	1,854,780
Ordinary shares converted		0.2182
Class E Ordinary Shares | NightstaRx Limited
Class Of Stock [Line Items]
Ordinary shares, authorized														5,000,000						5,000,000
Class A, B and C Ordinary Shares
Class Of Stock [Line Items]
Distribution of assets on liquidation or a return of capital per share | £ / shares												0.40
Class A, B, C and D Ordinary Shares
Class Of Stock [Line Items]
Distribution of assets on liquidation or a return of capital per share | £ / shares												0.67366
Class A, B, C, D and E Ordinary Shares
Class Of Stock [Line Items]
Distribution of assets on liquidation or a return of capital per share | (per share)											$ 4.01648	£ 2.07366